Description of Plan - Addition Information (Detail) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Ebp, employer contribution, matching percentage	100.00%
Ebp, employer contribution, participant compensation matched, percentage	6.00%
Employee benefit plan deferral eligible compensation percentage	6.00%
Employee benefit plan increases of deferral eligible compensation percentage	1.00%
Employee benefit plan increases of maximum deferral eligible compensation percentage	10.00%
Employee benefit plan investment in specified fund percentage	1.00%
Employee benefit plan participants are fully vested in their contributions percentage	25.00%
Ebp, forfeited nonvested account	$ 238,011	$ 140,855
Ebp, forfeited nonvested account, decrease from administrative expense	185,016
Ebp, forfeited nonvested account, decrease from employer contribution	12,237
Other income – revenue sharing	145,500
Employee benefit plan allocated to eligible plan participants	121,600
Employee benefit plan allocated to plan expenses	15,400
Employee benefit plan revenue credit account remain balance	$ 70,900	$ 60,000
Employee benefit plan penalty and applicable income tax	10.00%
Employee benefit plan participant with vested balance	$ 7,000
Employee benefit plan participant with distribution	$ 1,000
Ebp, note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Ebp, note receivable from participant, account, maximum borrowing, amount	$ 50,000
Ebp, note receivable from participant, account, minimum borrowing, amount	$ 1,000
Note Receivable From Participant [Member]
EBP, Description of Plan [Line Items]
Employee Benefit Plan Employer Participant Loan Interest Percentage Description	prime rate plus 2%
Maximum [Member]
EBP, Description of Plan [Line Items]
Ebp, participant contribution, pretax, maximum annual compensation to total compensation, percentage	100.00%
Employee benefit plan interest loan outstanding percentage	10.50%
Minimum [Member]
EBP, Description of Plan [Line Items]
Ebp, participant contribution, pretax, maximum annual compensation to total compensation, percentage	1.00%
Employee benefit plan interest loan outstanding percentage	5.25%